Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,695,776)	$ (14,254,335)	$ (13,907,185)	$ (607,371)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative liability	431,853	9,698,885	7,406,416	(7,238,498)
Loss on impairment of asset				1,328,638
Gain on contingent liability				(450,000)
Loss on settlement and extinguishment of debt			82,337	1,206,329
Loss on settlement of debt	227,501	245,833	82,337	1,271,329
Stock-based compensation expense	785,757	632,580	1,349,646	869,960
Depreciation and amortization	832,824	1,222,485	1,487,305	1,498,137
Amortization of debt discount	2,356,631	1,309,125	2,110,645	1,460,309
Bad debt		50,800	50,800	103,020
Lease liability amortization	(19,660)	16,564	25,910	63,984
Penalty interest	65,838	25,000	25,000
Changes in operating assets and liabilities:
Accounts receivable	34,922	(64,221)	(123,747)	(596,873)
Inventory			8,301	(8,301)
Prepaid expenses and other assets	(10,638)	86	807	(20,251)
Accounts payable and accrued liabilities	(193,302)	(305,423)	(161,104)	310,995
Deferred revenue	127,197	515,247	564,617	924,595
Payroll liability		82,227	73,923	28,870
Accrued interest	130,442	251,786	258,830	248,256
Due to related parties				137,264
Accrued dividend	(15,765)
Accrued consulting expense				(87,500)
Deposit		(10,496)	(10,496)
Net Cash used in Operating Activities	57,824	(583,857)	(758,479)	(828,437)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intellectual property		(190,000)	(315,000)	(269,309)
Purchase of property and equipment	(138,331)	(95,425)	(146,400)	(10,629)
Net Cash used in Investing Activities	(138,331)	(285,425)	(461,400)	(279,938)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes payable	642,000	1,352,250	1,502,250	676,000
Proceeds from issuance of common stock	846,801			940,000
Proceeds from issuance of series B Preferred Stock	390,000		50,000
Finance lease payments	(66,901)	(52,326)	(73,327)	(20,284)
Proceeds from issuance of notes payable	3,712,775	1,168,664	2,147,996	215,120
Repayment of notes payable	(3,953,371)	(685,295)	(1,689,846)	(650,000)
Proceeds from related parties	365,873	241,942	299,173	12,900
Repayment to related parties	(537,874)	(691,911)	(976,257)	(371,623)
Net Cash provided by Financing Activities	1,399,303	1,333,324	1,259,989	802,113
Net change in cash	1,318,796	464,042	40,110	(306,262)
Cash, beginning of year	58,783	18,673	18,673	324,935
Cash, end of year	1,377,579	482,715	58,783	18,673
Supplemental cash flow information
Cash paid for interest	134,157	65,063	83,347	26,161
Cash paid for taxes
Non-cash Investing and Financing transactions:
Settlement of stock subscriptions		1,640	1,640
Intangible assets acquired through issuance of accounts receivable				410,000
Intangible assets acquired through license fee payable				1,445,000
Common stock issued for purchase of intangibles		2,466	180,000	1,350,000
Common stock issued for exercised cashless warrant	9	25,300	38,012
Settlement of accrued interest through issuance of convertible notes payable
Settlement of series B preferred stock through issuance of common stock	624,986
Settlement of convertible notes payable through issuance of common stock	1,601,521	2,963,994	3,811,434	75,000
Common stock issued in conjunction with convertible note	133,663
Warrant issued in conjunction with debts	1,075,660
Resolution of derivative liability upon exercise of warrant	139,067	300,389	406,856
Resolution of derivative liability upon conversion of debt		9,548,131	10,548,012	3,130,000
Beneficial conversion feature			517,500
Equipment paid by capital lease		159,096	159,096	108,189
Increase in ROU asset and operating lease liability				469,016
Derivative liability recognized as debt discount	340,000	792,175	947,175	606,000
Cancellation of common stock				2,000
Issuance of restricted stock				237
Settlement of convertible notes payable through issuance of preferred common stock	65,600
Accounts payable for purchase of intellectual property		80,000	80,000
Issuance of convertible notes for repayment of due to related party		150,000	150,000
Reclassification of APIC and Derivative				83,334
Settlement of stock subscriptions				336
Note payable issued for settlement of License fee payable	1,404,000
Net loss	$ (4,711,541)	$ (14,254,335)	$ (13,907,669)	$ (607,371)